Schedule of Investments
(unaudited)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,051 $ 1,023,066
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
51 50,738
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 141,362
Series 2020-C, Class C, 0.00%, 09/27/60 471 416,136
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
291 278,877
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 199,801
Series 2020-D, Class C, 0.00%, 06/25/60 495 450,068
Series 2021-E, Class B3, 4.08%, 12/25/60
(c)
382 167,570
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,420 225,507
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
2,445 2,198,031
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 198,860
Series 2021-F, Class C, 0.00%, 06/25/61 . 402 356,788
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,701 1,580,734
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 231,496
Series 2021-G, Class C, 0.00%, 06/25/61 462 480,636
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 850 776,091
Series 2023-SFR2, Class F1, 3.95%,
08/17/40 .................... 600 454,688
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.42%, 11/17/38 ............... 475 460,916
Series 2022-CRE6, Class A, (SOFR 30
day Average at 1.25% Floor + 1.25%),
6.32%, 01/20/37 ............... 607 596,503
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.43%,
05/28/39
(b)(c)
.................... 1,846 1,470,395
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.41%, 11/16/38
(b)(c)
............... 680 665,724
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.93%,
10/25/36 .................... 1,200 1,015,461
Series 2007-HE2, Class 1A4, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.73%,
03/25/37 .................... 854 718,577
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.55%,
03/25/37 .................... 520 462,241
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.57%, 02/15/37
(b)(c)
......... 730 719,999
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.91%, 02/25/37
(c)
................ 1,763 1,313,435
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 7.14%,
05/25/32
(c)
..................... 1,152 1,084,582
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor + 0.34%),
5.75%, 07/25/37
(b)(c)
............... 1,541 995,827
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. LIBOR
USD at 0.45% Floor + 0.45%), 5.86%,
03/25/37 .................... 1,555 1,216,025
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-22, Class M1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.64%, 05/25/47 ............... USD 2,104 $ 1,657,611
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.59%, 11/25/47 ............... 645 606,789
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.31%,
11/25/34
(c)
...................... 8 7,434
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.52%, 08/15/30
(b)(c)
944 940,806
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.83%,
08/17/37 .................... 350 349,998
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.14%,
10/19/39 .................... 540 538,605
GITSIT Mortgage Loan Trust, Series 2023-
NPL1, Class A1, 8.35%, 05/25/53
(b)(c)
... 1,074 1,071,800
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. LIBOR USD at 0.36% Floor +
0.36%), 5.77%, 03/25/36
(c)
.......... 100 31,290
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 1,846 1,533,574
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.70%, 02/17/39
(b)(c)
............... 2,950 2,906,246
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... 1,110 1,036,752
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.01%,
02/25/36 .................... 648 528,393
Series 2006-7, Class 2A3, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.73%,
08/25/36 .................... 1,615 639,542
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.71%,
07/25/36
(c)
..................... 414 165,964
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 41 35,760
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,327,778
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,002 827,646
Progress Residential Trust
(b)
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,918,506
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,525,169
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,495 1,269,547
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,663,744
Series 2022-SFR1, Class F, 4.88%,
02/17/41 .................... 2,500 2,142,431
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 .................... 925 876,637
RASC Series Trust, Series 2006-EMX9, Class
1A4, (1-mo. LIBOR USD at 0.24% Floor and
14.00% Cap + 0.24%), 5.89%, 11/25/36
(c)
1,196 954,651

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class
A1, (1-mo. LIBOR USD at 0.23% Floor +
0.23%), 5.64%, 01/25/37
(b)(c)
......... USD 1,170 $ 691,781
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
..... 1,050 981,175
Washington Mutual Asset-Backed
CertificatesTrust, Series 2007-HE2, Class
2A1, (1-mo. CME Term SOFR at 0.10%
Floor + 0.21%), 5.51%, 02/25/37
(c)
..... 2,941 829,395
Total Asset-Backed Securities — 17.4%
(Cost: $51,877,852) .............................. 49,009,158
Corporate Bonds
Financial Services — 0.2%
CRSO Trust, 7.12%, 07/10/28
(b)
........ 427 430,634
Total Corporate Bonds — 0.2%
(Cost: $427,586) ................................ 430,634
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 18.8%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 .................... 1,133 621,119
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.50%, 01/25/36
(c)
.... 1,885 984,111
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.75%, 02/25/37
(c)
.... 1,488 573,009
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,714 706,872
Series 2006-OC11, Class 2A2A, (1-mo.
CME Term SOFR at 0.34% Floor +
0.45%), 5.75%, 01/25/37
(c)(d)
....... —
(e)
—
Series 2007-19, Class 1A34, 6.00%,
08/25/37 .................... 758 401,706
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 3.82%, 10/25/35
(c)
........ 78 72,436
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
................... 2,661 2,379,320
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
................... 177 157,418
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(d)
................... 392 375,597
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.78%, 07/26/37
(b)(c)
............... 1,414 1,249,168
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. LIBOR USD at 0.32% Floor and
11.50% Cap + 0.32%), 5.73%, 01/25/47
(c)
662 532,953
CFMT LLC, Series 2023-HB11, Class M2,
4.00%, 02/25/37
(b)(c)
............... 1,250 1,071,444
Chase Mortgage Finance Trust, Series 2007-
S2, Class 1A9, 6.00%, 03/25/37 ....... 1,740 1,012,500
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,917 748,400
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 25 22,192
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.17%, 04/25/46
(c)
........ 1,241 389,060
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 5.88%,
08/25/34 .................... USD 548 $ 508,564
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
1,260 1,110,594
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 531 465,177
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 .................... 639 642,986
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
................... 1,088 1,038,627
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. LIBOR USD at
0.35% Floor + 0.35%), 5.76%, 03/25/35
(b)(c)
853 740,905
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 573 511,390
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 1,772,237
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,337,998
Impac Secured Assets Trust, Series 2006-1,
Class 1A2B, (1-mo. CME Term SOFR at
0.40% Floor and 11.50% Cap + 0.51%),
5.81%, 05/25/36
(c)
................ 1,047 787,721
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ... 736 535,774
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. LIBOR USD at
0.24% Floor + 0.24%), 5.65%, 07/25/36
(c)
584 548,691
Lehman XS Trust, Series 2007-16N, Class
AF2, (1-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.31%, 09/25/47
(c)
.......... 983 1,237,732
MCM Trust
(d)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
.. 402 385,030
Series 2021-VFN1,  3.00%, 08/28/28 ... 294 189,868
New Residential Mortgage Loan Trust
(b)(c)
Series 2019-NQM5, Class A1, 2.71%,
11/25/59 .................... 2,085 1,870,859
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 .................... 2,500 1,785,798
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a)(b)
.................... 1,620 1,538,225
RALI Trust
(c)
Series 2005-QA4, Class A11, 4.29%,
04/25/35 .................... 2,124 861,571
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 5.96%, 01/25/37 ..... 998 693,151
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. LIBOR USD at 0.40%
Floor and 9.50% Cap + 0.40%), 5.81%,
09/25/35
(b)(c)
.................... 151 129,154
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 5.96%, 07/25/36 ..... 2,605 477,416
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.66%, 07/25/36 ..... 570 96,169
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 54.00% Cap + 53.08%),
10.70%, 07/25/36 .............. 458 437,216
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.15%,
08/25/35 .................... 1,792 878,531
Series 2006-SA2, Class 2A1, 5.34%,
08/25/36 .................... 100 69,681

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... USD 1,650 $ 924,131
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 3,239 3,107,726
Series 2020-3, Class M1, 4.75%, 04/26/60 3,401 3,295,823
Spruce Hill Mortgage Loan Trust
(b)(c)
Series 2020-SH2, Class B1, 5.00%,
06/25/55 .................... 2,764 2,519,666
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
................... 1,267 1,204,965
Verus Securitization Trust
(b)(c)
Series 2020-INV1, Class B1, 5.75%,
03/25/60 .................... 1,100 997,202
Series 2023-INV1, Class M1, 7.63%,
02/25/68 .................... 1,200 1,206,148
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.25% Floor + 0.80%),
5.01%, 06/25/47
(c)
................ 1,737 1,359,433
Washington Mutual Mortgage Pass-Through
Certificates WMALT, Series 2005-11, Class
A7, 5.75%, 01/25/36 .............. 1,187 993,127
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35 1,106 841,252
Series 2006-2, Class 2CB, 6.50%, 03/25/36 738 516,418
Series 2006-6, Class 3CB1, 7.00%,
08/25/36 .................... 2,828 1,184,958
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.06%, 10/25/46
(c)
........ 107 90,564
Series 2007-5, Class A3, 7.00%, 06/25/37 210 177,514
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average + 3.15%), 8.22%, 07/25/59 .. 682 669,468
Series 2021-CL2, Class M2, (SOFR 30 day
Average + 3.70%), 8.77%, 07/25/59 .. 691 678,564
52,715,329
Commercial Mortgage-Backed Securities — 27.5%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 345,669
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 7.33%, 09/15/34
(b)(c)
.... 137 117,857
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.44%, 04/15/34
(b)(c)
......... 276 184,321
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 393,526
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. LIBOR
USD at 2.23% Floor + 2.10%), 7.49%,
04/15/35 .................... 280 268,265
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.49%, 04/15/35 ............... 229 219,253
BAMLL Commercial Mortgage Securities
Trust
(b)(c)
Series 2018-DSNY, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 6.12%,
09/15/34 .................... 529 526,448
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.97%,
09/15/34 .................... USD 160 $ 158,311
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 730 588,371
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,383,195
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.71%,
10/25/36 .................... 743 686,810
Series 2006-4A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.35%), 5.76%,
12/25/36 .................... 627 579,077
BBCMS Mortgage Trust
Series 2018-TALL, Class B, (1-mo. LIBOR
USD at 1.12% Floor + 0.97%), 6.39%,
03/15/37
(b)(c)
.................. 150 124,389
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,589,941
Series 2020-C7, Class D, 3.60%, 04/15/53
(b)
(c)
......................... 500 207,443
Series 2021-C12, Class A5, 2.69%, 11/15/54 3,000 2,471,367
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
................... 650 675,784
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. LIBOR USD at 0.75% Floor
+ 0.75%), 6.09%, 04/15/36
(b)(c)
........ 474 459,444
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72 2,500 2,111,812
Series 2022-B35, Class A5, 4.44%,
05/15/55
(c)
................... 2,500 2,301,656
Series 2023-V3,  1.05%, 07/15/56
(c)
.... 20,000 704,428
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
9.04%, 10/15/35
(b)(c)
............... 120 42,510
BHMS, Series 2018-ATLS, Class C, (1-mo.
LIBOR USD at 1.90% Floor + 1.90%),
7.42%, 07/15/35
(b)(c)
............... 269 257,611
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 6.39%,
09/15/38 .................... 1,000 953,114
Series 2021-TY, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.94%,
09/15/38 .................... 750 694,754
Series 2022-SSP, Class A, (1-mo. CME
Term SOFR at 3.00% Floor + 3.00%),
8.22%, 05/15/39 ............... 370 367,173
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.45% Floor + 1.56%), 6.79%,
10/15/36
(c)
................... 1,190 1,179,519
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
................... 683 574,549
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,139,546
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.14%,
06/15/38
(c)
................... 139 132,280
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
5.99%, 05/15/38
(c)
.............. 620 607,545
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.92% Floor + 2.80%), 8.14%,
05/15/38
(c)
................... 132 125,640

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-XL2, Class A, (1-mo. LIBOR
USD at 0.69% Floor + 0.69%), 6.02%,
10/15/38
(c)
................... USD 2,692 $ 2,631,474
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.11%, 06/15/27
(c)
.............. 260 259,186
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 6.23%,
02/15/39
(c)
................... 1,369 1,327,528
Series 2022-LP2, Class B, (1-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
6.53%, 02/15/39
(c)
.............. 1,256 1,218,070
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,212,687
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
................... 71 56,934
Series 2021-ARIA, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 6.24%,
10/15/36
(c)
................... 300 291,784
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 8.48%,
10/15/36
(c)
................... 128 118,496
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.14%, 02/15/36
(c)
.............. 705 689,987
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.04%, 01/15/34
(c)
.............. 452 444,773
Series 2021-SDMF, Class A, (1-mo. LIBOR
USD at 0.59% Floor + 0.59%), 5.93%,
09/15/34
(c)
................... 573 558,260
Series 2021-VIEW, Class D, (1-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.24%,
06/15/36
(c)
................... 275 250,285
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.39%, 10/15/39
(c)
.............. 170 170,000
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.89%, 10/15/39
(c)
.............. 50 49,937
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.28%, 10/15/39
(c)
.............. 300 298,497
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.71%,
04/15/37
(c)
................... 112 110,966
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.22%, 01/15/39
(c)
.............. 700 686,331
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.52%, 01/15/39
(c)
.............. 450 419,930
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)(c)
.................... 540 322,994
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 .... 600 565,832
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 285,039
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(c)
. 100 99,266
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 7.84%,
08/15/36
(b)(c)
.................... 250 249,366
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust, Series 2020-ICE5, Class
A, (1-mo. LIBOR USD at 0.90% Floor +
0.90%), 6.24%, 11/15/37
(b)(c)
......... USD 688 $ 680,327
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 341,120
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 492 468,669
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
................... 255 228,865
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
................... 806 731,622
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,483,338
Credit Suisse Mortgage Capital Certificates
(b)(c)
Series 2019-ICE4, Class A, (1-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.25%,
05/15/36 .................... 549 547,076
Series 2019-ICE4, Class E, (1-mo. LIBOR
USD at 2.15% Floor + 2.15%), 7.42%,
05/15/36 .................... 279 276,285
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 564,331
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 251 195,581
Series 2019-C17, Class C, 3.93%, 09/15/52 392 287,128
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.27%),
11.49%, 10/15/37
(c)
............. 600 501,825
Series 2020-NET, Class C, 3.53%, 08/15/37 100 88,040
Series 2021-980M, Class E, 3.54%,
07/15/31
(c)
................... 365 262,037
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.84%,
11/15/38
(c)
................... 300 293,235
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 7.52%, 05/15/35
(b)(c)
........ 210 203,050
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.42%,
07/15/38 .................... 371 366,696
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 9.04%,
07/15/38 .................... 204 195,527
Great Wolf Trust, Series 2019-WOLF, Class A,
(1-mo. CME Term SOFR at 1.03% Floor +
1.15%), 6.37%, 12/15/36
(b)(c)
......... 608 603,406
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 323,994
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.77%,
11/15/36 .................... 240 228,201
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 8.89%,
10/15/36 .................... 300 268,409
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.74%, 12/15/36 ............... 870 844,526
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.91%, 11/15/27 ............... 380 378,585

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (1-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.42%, 05/15/38
(b)(c)
......... USD 250 $ 248,353
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(c)
............... 519 481,613
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.69%,
10/15/36 .................... 590 540,754
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.74%,
10/15/36 .................... 410 373,027
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(c)
.... 208 162,055
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(c)
............... 1,250 1,203,095
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(c)
................... 640 567,727
Series 2016-NINE, Class B, 2.85%,
09/06/38
(c)
................... 654 542,692
Series 2018-AON, Class A, 4.13%, 07/05/31 610 552,050
Series 2021-MHC, Class A, (1-mo. LIBOR
USD at 0.80% Floor + 0.80%), 6.14%,
04/15/38
(c)
................... 576 570,057
Series 2022-ACB, Class A, (SOFR 30 day
Average at 1.40% Floor + 1.40%), 6.47%,
03/15/39
(c)
................... 150 148,496
Series 2022-ACB, Class D, (SOFR 30 day
Average at 2.90% Floor + 2.90%), 7.97%,
03/15/39
(c)
................... 600 578,957
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.47%),
7.69%, 12/15/36
(c)
.............. 560 560,866
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.40%, 09/15/39
(c)
.............. 539 539,728
Series 2022-OPO, Class D, 3.45%,
01/05/39
(c)
................... 350 226,541
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class A, (1-mo. CME Term SOFR at
0.55% Floor + 0.66%), 5.89%, 12/15/37
(b)(c)
631 621,075
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.81%, 06/25/37
(b)(c)
......... 1,078 1,061,462
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.69%, 03/15/38
(b)(c)
......... 164 156,337
LUX, Series 2023-LION, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.99%, 08/15/28
(b)(c)
............... 128 127,908
Med Trust, Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor + 5.25%),
10.59%, 11/15/38
(b)(c)
.............. 244 226,184
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(c)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
6.29%, 12/15/34 ............... 200 195,427
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%),
9.44%, 12/15/34 ............... 300 277,815
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b)(c)
.................... 192 105,587
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. LIBOR USD at 0.80%
Floor + 0.80%), 6.14%, 04/15/38
(b)(c)
.... USD 381 $ 375,512
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 128 127,305
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,041,483
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 459,991
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 555 333,153
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,707,229
Series 2018-SUN, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 6.49%,
07/15/35
(b)(c)
.................. 595 591,267
MSCG Trust, Series 2018-SELF, Class F, (1-
mo. LIBOR USD at 3.05% Floor + 3.05%),
8.32%, 10/15/37
(b)(c)
............... 270 263,586
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.29%,
06/15/35
(b)(c)
.................... 48 45,388
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 873,484
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (1-mo. CME Term
SOFR at 6.00% Floor + 6.11%), 11.34%,
07/15/38
(b)(c)
.................... 300 219,130
SMRT, Series 2022-MINI, Class A, (1-mo.
CME Term SOFR at 1.00% Floor + 1.00%),
6.22%, 01/15/39
(b)(c)
............... 566 550,403
SMRT Trust, Series 2022-MINI, Class E, (1-mo.
CME Term SOFR at 2.70% Floor + 2.70%),
7.92%, 01/15/39
(b)(c)
............... 450 424,637
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. LIBOR
USD at 0.73% Floor + 0.73%), 6.07%,
11/15/38 .................... 600 587,973
Series 2021-MFP, Class F, (1-mo. LIBOR
USD at 2.63% Floor + 2.62%), 7.96%,
11/15/38 .................... 750 720,876
Series 2021-MFP2, Class A, (1-mo. LIBOR
USD at 0.82% Floor + 0.82%), 6.16%,
11/15/36 .................... 1,255 1,231,416
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 5.91%, 07/15/36
(b)(c)
......... 1,208 1,180,373
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.41%, 05/15/37
(b)(c)
............... 250 243,383
TPGI Trust, Series 2021-DGWD, Class A,
(1-mo. CME Term SOFR at 0.70% Floor +
0.81%), 6.03%, 06/15/26
(b)(c)
......... 722 707,960
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 1,259 985,969
Series 2019-3, Class M6, 6.03%, 10/25/49 1,429 1,003,966
Series 2020-1, Class M4, 3.54%, 02/25/50 680 528,734
Series 2021-4, Class M5, 5.68%, 12/26/51 1,970 1,365,482
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class B, 4.40%,
09/15/58
(c)
................... 500 459,868
Series 2016-C32, Class B, 4.73%,
01/15/59
(c)
................... 500 454,814

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS5, Class C, 4.98%,
01/15/59
(c)
................... USD 133 $ 101,293
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(c)
.................. 1,990 1,681,039
Series 2018-AUS, Class A, 4.06%,
08/17/36
(b)(c)
.................. 620 559,350
Series 2018-C44, Class A4, 3.95%,
05/15/51 .................... 1,650 1,542,180
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 412,868
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 466 456,833
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 581 577,116
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.01%,
11/15/27
(b)(c)
.................... 660 659,584
77,392,554
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (1-mo. CME Term SOFR at
6.60% Cap + 6.49%), 1.19%, 02/25/37 .. 744 118,859
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
6.70% Cap + 6.59%), 1.29%, 05/25/37 .. 3,875 473,948
592,807
Interest Only Commercial Mortgage-Backed Securities — 0.9%
BANK, Series 2017-BNK9, Class XA, 0.77%,
11/15/54
(c)
...................... 3,438 83,790
BBCMS Mortgage Trust
(c)
Series 2020-C7, Class XA, 1.62%, 04/15/53 2,996 200,930
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 56,642
Series 2023-C20, Class XA, 1.07%,
07/15/56 .................... 12,007 685,158
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, 0.53%, 03/15/53
(c)
......... 15,395 396,539
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)(c)
. 3,975 191,442
CSAIL Commercial Mortgage Trust
(c)
Series 2018-C14, Class XA, 0.54%,
11/15/51 .................... 1,081 25,427
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 3,895 257,723
MIRA Trust
Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)(c)
.................. 56,000 242,318
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.46%, 10/15/52
(c)
..... 3,203 208,500
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.15%,
11/15/50
(c)
...................... 3,625 137,938
2,486,407
Total Non-Agency Mortgage-Backed Securities — 47.4%
(Cost: $144,099,506) ............................. 133,187,097
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series
4161, Class BW, 2.50%, 02/15/43 ..... USD 200 $ 169,449
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (SOFR
30 day Average at 0.35% Floor and 9.00%
Cap + 0.46%), 5.53%, 12/15/29
(c)
...... 2 1,953
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 104 93,604
Series 2010-141, Class LZ, 4.50%, 12/25/40 214 205,851
Series 2011-131, Class LZ, 4.50%, 12/25/41 148 134,780
Federal National Mortgage Association Variable
Rate Notes, Series 2018-32, Class PS,
(1-mo. LIBOR USD at 7.23% Cap + 7.23%),
1.19%, 05/25/48
(c)
................ 166 139,137
Government National Mortgage Association,
Series 2019-29, Class HY, 3.50%, 03/20/49 100 82,308
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.71%, 07/20/39
(c)
............. 164 167,699
994,781
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(b)(c)
............... 288 239,704
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 173 156,628
396,332
Interest Only Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 93 4,629
Series 5159, Class KI, 3.00%, 11/25/51 .. 582 74,657
Series 5159, Class PI, 3.00%, 11/25/51 .. 900 131,261
Series 5176, Class QI, 3.00%, 12/25/51 . 581 87,360
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119, Class SC, (1-mo. LIBOR USD
at 6.15% Cap + 6.15%), 0.97%, 10/15/42 661 63,352
Series 4901, Class CS, (1-mo. LIBOR USD
at 6.10% Cap + 6.10%), 0.92%, 07/25/49 472 41,564
Series 4941, Class SH, (1-mo. LIBOR USD
at 5.95% Cap + 5.95%), 0.77%, 12/25/49 435 34,463
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 476 56,251
Series 2014-68, Class YI, 4.50%, 11/25/44 206 41,905
Series 2017-68, Class IE, 4.50%, 09/25/47 619 109,395
Series 2021-23, Class CI, 3.50%, 07/25/46 625 104,118
Series 2021-41, 3.50%, 07/25/51 ...... 747 129,835
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60, Class SD, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
0.92%, 09/25/46 ............... 939 61,321
Series 2016-78, Class CS, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
0.92%, 05/25/39 ............... 1,220 76,825
Series 2017-70, Class SA, (1-mo.
LIBOR USD at 6.15% Cap + 6.15%),
0.97%, 09/25/47 ............... 602 62,527
Series 2019-5, Class SA, (1-mo. LIBOR
USD at 6.10% Cap + 6.10%),
0.92%, 03/25/49 ............... 745 65,685
Government National Mortgage Association,
Series 2021-104, Class IH, 3.00%, 06/20/51 1,059 159,258

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (1-mo. LIBOR USD at 6.20% Cap
+ 6.20%), 0.83%, 07/20/47
(c)
......... USD 400 $ 37,680
1,342,086
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.70%, 04/25/30 . 5,319 456,373
Series KPLB2, Class X, 0.44%, 06/25/33 . 16,982 397,276
Government National Mortgage Association
Variable Rate Notes
Series 2016-151, 0.81%, 06/16/58 ..... 8,824 355,947
Series 2020-43, 1.26%, 11/16/61 ...... 2,140 148,929
1,358,525
Mortgage-Backed Securities — 59.6%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 553 513,074
3.00%, 09/01/27 - 12/01/46 .......... 887 800,642
3.50%, 12/01/41 - 01/01/48 .......... 1,143 1,065,814
4.00%, 08/01/40 - 12/01/45 .......... 341 327,327
4.50%, 07/01/26 - 09/01/48 .......... 468 459,932
5.00%, 05/01/35 - 02/01/42 .......... 609 612,533
5.50%, 02/01/35 - 06/01/41 .......... 331 339,750
6.00%, 08/01/28 - 11/01/39 .......... 14 14,772
Federal National Mortgage Association
3.50%, 11/01/46 ................. 336 307,924
4.00%, 01/01/41 ................. 27 25,789
6.00%, 07/01/39 ................. 252 255,522
Federal National Mortgage Association Variable
Rate Notes
(c)
3.06%, 09/01/27 ................. 162 151,853
3.22%, 03/01/27 ................. 492 466,995
Government National Mortgage Association
3.00%, 02/15/45 - 01/20/51 .......... 706 633,687
3.50%, 01/15/42 - 10/20/46 .......... 853 798,303
4.00%, 04/20/39 - 06/20/50 .......... 2,760 2,625,576
4.50%, 09/20/39 - 04/20/47 .......... 1,519 1,497,047
5.00%, 12/15/34 - 07/20/44 .......... 1,053 1,060,776
5.50%, 07/15/38 - 12/20/41 .......... 361 368,866
6.50%, 10/15/38 - 02/20/41 .......... 116 119,676
Uniform Mortgage-Backed Securities
1.50%, 08/14/23
(f)
................ 8,437 6,849,935
2.00%, 08/14/23
(f)
................ 13,801 11,172,880
2.00%, 10/01/31 - 03/01/52 .......... 8,511 6,970,055
2.50%, 08/14/23
(f)
................ 24,981 21,148,689
2.50%, 04/01/30 - 03/01/32 .......... 893 826,425
3.00%, 08/14/23
(f)
................ 6,828 5,973,700
3.00%, 04/01/28 - 08/01/50 .......... 2,743 2,531,970
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/27 - 06/01/52 .......... USD 9,793 $ 8,919,118
4.00%, 08/14/23
(f)
................ 2,697 2,517,856
4.00%, 08/01/31 - 05/01/52 .......... 5,436 5,166,723
4.50%, 08/14/23
(f)
................ 10,328 9,887,850
4.50%, 07/01/24 - 10/01/52 .......... 28,474 27,338,186
5.00%, 08/14/23
(f)
................ 13,554 13,240,132
5.00%, 06/01/26 - 10/01/52 .......... 7,404 7,297,113
5.50%, 06/01/24 - 03/01/53 .......... 12,417 12,437,790
6.00%, 08/14/23
(f)
................ 12,251 12,323,712
6.00%, 12/01/32 - 09/01/40 .......... 332 342,894
6.50%, 09/01/36 - 05/01/40 .......... 87 91,031
167,481,917
Total U.S. Government Sponsored Agency Securities — 61.0%
(Cost: $174,549,008) ............................. 171,573,641
Total Long-Term Investments — 126.0%
(Cost: $370,953,952) ............................. 354,200,530
Shares
Shares
Short-Term Securities
Money Market Funds — 1.1%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 5.16%
(g)
......... 3,079,533 3,079,533
Total Money Market Funds — 1.1%
(Cost: $3,079,533) .............................. 3,079,533
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bills , 4.98%, 10/12/23
(h)
..... 7,233 7,156,728
Total U.S. Treasury Obligations — 2.6%
(Cost: $7,162,429) .............................. 7,156,728
Total Short-Term Securities — 3.7%
(Cost: $10,241,962) .............................. 10,236,261
Total Investments Before Options Written — 129.7%
(Cost: $381,195,914 ) ............................. 364,436,791
Total Options Written — (0.2)%
(Premium Received — $(371,260)) ................... (599,685)
Total Investments Net of Options Written — 129.5%
(Cost: $380,824,654 ) ............................. 363,837,106
Liabilities in Excess of Other Assets — (29.5)% ........... (82,776,155)
Net Assets — 100.0% ..............................
$ 281,060,951
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 110 09/20/23 $ 13,709 $ (247,128)
U.S. Treasury Ultra Bond ..................................................... 60 09/20/23 7,950 (130,893)
U.S. Treasury 2-Year Note .................................................... 76 09/29/23 15,433 (163,877)
(541,898)
Short Contracts
3-mo. SOFR ............................................................. 2 09/19/23 474 2,147
U.S. Treasury 10-Year Note ................................................... 110 09/20/23 12,262 78,311
U.S. Treasury 10-Year Ultra Note ............................................... 10 09/20/23 1,171 36,861
U.S. Treasury 5-Year Note .................................................... 559 09/29/23 59,747 1,153,202
3-mo. SOFR ............................................................. 2 12/19/23 473 3,447
3-mo. SOFR ............................................................. 2 03/19/24 473 8,125
3-mo. SOFR ............................................................. 2 06/18/24 474 (303)
1,281,790
$ 739,892
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 4.07% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 08/14/23 4.07 % USD 7,700 $ (260)
2-Year Interest Rate Swap
(a)
. 4.52% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 10/23/23 4.52 USD 7,900 (33,531)
(33,791)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.99% Semi-Annual Bank of America NA 08/08/23 3 .99 USD 7,700 (114,058)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Semi-Annual Deutsche Bank AG 08/14/23 4.07 USD 7,700 (100,569)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.52% Semi-Annual Deutsche Bank AG 10/23/23 4 .52 USD 7,900 (45,405)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3.41 USD 9,400 (203,923)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 10,300 (101,939)
(565,894)
$ (599,685)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 5,800 $ (94,277) $ — $ (94,277)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 15,094 — 15,094
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (15,235) — (15,235)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 9,371 — 9,371
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (9,525) — (9,525)
$ (94,572) $ — $ (94,572)

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 664,950 $ 291,487 $ 373,463
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (24,849) $ (4,857) $ (19,992)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (24,849) (4,934) (19,915)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 (471,257) (226,102) (245,155)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,012 (217,074) (41,170) (175,904)
CMBX.NA.15.BBB- .... 3.00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (119,125) (90,970) (28,155)
$ (857,154) $ (368,033) $ (489,121)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.10

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock U.S. Mortgage Portfolio

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 49,009,158 $ — $ 49,009,158
Corporate Bonds ........................................ — 430,634 — 430,634
Non-Agency Mortgage-Backed Securities ........................ — 131,312,471 1,874,626 133,187,097
U.S. Government Sponsored Agency Securities .................... — 171,573,641 — 171,573,641
Short-Term Securities
Money Market Funds ...................................... 3,079,533 — — 3,079,533
U.S. Treasury Obligations ................................... — 7,156,728 — 7,156,728
$ 3,079,533 $ 359,482,632 $ 1,874,626 $ 364,436,791
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 373,463 $ — $ 373,463
Interest rate contracts ....................................... 1,282,093 24,465 — 1,306,558
Liabilities
Credit contracts ........................................... — (489,121) — (489,121)
Interest rate contracts ....................................... (542,201) (718,722) — (1,260,923)
$ 739,892 $ (809,915) $ — $ (70,023)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)